UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Global Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Global Small-Cap Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 2.7%
carsales.com, Ltd.	11,352	$89,962
Challenger, Ltd.	13,289	111,194
Mirvac Group	63,254	97,435
OZ Minerals, Ltd.	7,417	50,611
Regis Resources, Ltd.	21,931	53,151
Super Retail Group, Ltd.	11,273	83,351
Tox Free Solutions, Ltd.	62,759	126,143

		$611,847

Austria — 0.5%
ams AG	2,933	$101,040

		$101,040

Belgium — 0.8%
Kinepolis Group NV	1,659	$79,616
Warehouses De Pauw CVA	983	89,285

		$168,901

Bermuda — 1.6%
Essent Group, Ltd.(1)	4,403	$152,212
Genpact, Ltd.(1)	7,969	196,675

		$348,887

Canada — 4.6%
Boardwalk Real Estate Investment Trust	2,789	$101,143
CAE, Inc.	9,713	137,941
Canadian Energy Services & Technology Corp.	30,519	180,827
Detour Gold Corp.(1)	5,021	68,104
Gibson Energy, Inc.	6,083	88,586
Laurentian Bank of Canada	2,461	111,320
North West Co., Inc. (The)	3,765	84,718
Pan American Silver Corp.	2,488	48,489
Seven Generations Energy, Ltd., Class A(1)	7,580	151,513
Torex Gold Resources, Inc.(1)	2,134	45,263

		$1,017,904

China — 0.7%
TAL Education Group ADR(1)	1,961	$158,822

		$158,822

Finland — 0.5%
Amer Sports Oyj	4,088	$108,316

		$108,316

France — 1.4%
Criteo SA ADR(1)	2,184	$98,433
Ipsen SA	1,468	113,751
Rubis SCA	1,084	91,265

		$303,449

Security	Shares	Value
Germany — 1.2%
Bertrandt AG	905	$90,351
Salzgitter AG	1,880	72,151
Scout24 AG(1)(2)	3,125	111,444

		$273,946

Hong Kong — 0.5%
Hysan Development Co., Ltd.	27,049	$123,274

		$123,274

Ireland — 1.4%
Irish Residential Properties REIT PLC	64,182	$80,434
UDG Healthcare PLC	28,496	230,480

		$310,914

Israel — 0.9%
Frutarom Industries, Ltd.	3,710	$196,019

		$196,019

Italy — 2.6%
Amplifon SpA	10,327	$104,854
Banca Generali SpA	6,117	156,036
Industria Macchine Automatiche SpA	2,088	138,398
MARR SpA	3,945	76,667
Moncler SpA	5,225	100,414

		$576,369

Japan — 12.0%
77 Bank, Ltd. (The)	23,900	$110,880
Advance Residence Investment Corp.	51	134,670
Ariake Japan Co., Ltd.	2,200	116,617
Asahi Intecc Co., Ltd.	3,000	122,091
Daifuku Co., Ltd.	7,100	156,956
Eiken Chemical Co., Ltd.	5,400	139,449
FP Corp.	2,400	114,545
GMO Internet, Inc.	15,400	223,559
Nomura Co., Ltd.	7,600	132,156
Penta-Ocean Construction Co., Ltd.	37,800	184,559
Relia, Inc.	23,100	240,624
Sac’s Bar Holdings, Inc.	10,200	110,832
Sakata INX Corp.	14,000	183,442
Sakata Seed Corp.	5,200	149,142
Sun Frontier Fudousan Co., Ltd.	10,100	89,798
Tokyo Century Corp.	5,100	173,230
Tokyu REIT, Inc.	99	123,155
Yokohama Reito Co., Ltd.	17,254	157,577

		$2,663,282

Netherlands — 1.4%
IMCD Group NV	5,074	$227,894
Refresco Group NV(2)	6,243	94,296

		$322,190

Norway — 0.5%
XXL ASA(2)	10,502	$121,006

		$121,006

Spain — 0.6%
Hispania Activos Inmobiliarios SOCIMI SA	10,924	$134,997

		$134,997

Security	Shares	Value
Sweden — 1.0%
Boliden AB	2,589	$75,527
Trelleborg AB, Class B	7,437	154,285

		$229,812

Switzerland — 1.2%
Temenos Group AG	2,309	$167,895
VZ Holding AG	340	102,393

		$270,288

United Kingdom — 7.3%
Bodycote PLC	29,518	$248,380
Halma PLC	16,502	192,262
Hastings Group Holdings PLC(2)	34,951	98,913
Hiscox, Ltd.	7,278	94,180
Inchcape PLC	11,695	105,849
IWG PLC	65,653	206,829
John Wood Group PLC	7,407	78,358
Melrose Industries PLC(2)	108,834	267,945
St. James’s Place PLC	8,404	113,694
UNITE Group PLC (The)	13,089	96,614
WH Smith PLC	5,794	119,118

		$1,622,142

United States — 56.1%
Acadia Realty Trust	3,345	$106,505
ACI Worldwide, Inc.(1)	6,779	131,513
Akamai Technologies, Inc.(1)	2,546	174,630
Alliant Energy Corp.	2,460	92,619
Amedisys, Inc.(1)	2,834	129,854
AMERISAFE, Inc.	834	52,584
AMETEK, Inc.	5,697	291,117
Avnet, Inc.	3,134	145,543
AZZ, Inc.	1,552	92,422
Balchem Corp.	3,953	336,954
Bank of the Ozarks, Inc.	2,712	148,807
BankUnited, Inc.	2,172	82,970
Bats Global Markets, Inc.	2,834	100,465
Black Knight Financial Services, Inc., Class A(1)	3,121	113,760
Blackbaud, Inc.	3,045	199,782
Bright Horizons Family Solutions, Inc.(1)	2,687	190,401
Burlington Stores, Inc.(1)	1,990	166,563
Cambrex Corp.(1)	3,881	203,558
CMS Energy Corp.	2,191	93,337
Cohen & Steers, Inc.	3,157	110,148
Columbia Sportswear Co.	1,550	84,274
comScore, Inc.(1)	2,267	76,058
CubeSmart	7,640	191,993
Curtiss-Wright Corp.	929	91,098
DCT Industrial Trust, Inc.	2,559	114,362
Deluxe Corp.	1,813	132,077
Diamondback Energy, Inc.(1)	2,119	222,855
Dolby Laboratories, Inc., Class A	4,535	217,272
Douglas Emmett, Inc.	5,185	196,200
Eagle Bancorp, Inc.(1)	3,513	215,171
EastGroup Properties, Inc.	1,723	121,937
Education Realty Trust, Inc.	2,210	88,864

Security	Shares	Value
Envision Healthcare Corp.(1)	1,361	$92,548
Essex Property Trust, Inc.	788	176,748
Euronet Worldwide, Inc.(1)	2,106	150,621
Federal Realty Investment Trust	1,444	202,781
First American Financial Corp.	4,200	157,836
First Hawaiian, Inc.	3,073	101,378
First Republic Bank	4,002	377,509
Grand Canyon Education, Inc.(1)	2,285	134,769
Hexcel Corp.	5,537	284,325
Horace Mann Educators Corp.	2,367	97,875
Hub Group, Inc., Class A(1)	2,235	99,122
ICU Medical, Inc.(1)	865	118,592
Integra LifeSciences Holdings Corp.(1)	3,582	149,477
Interface, Inc.	1,797	32,705
Jagged Peak Energy, Inc.(1)	3,668	53,223
Jazz Pharmaceuticals PLC(1)	795	96,926
Kirby Corp.(1)	4,002	257,929
Landstar System, Inc.	2,383	201,602
Lazard, Ltd., Class A	2,582	109,683
Ligand Pharmaceuticals, Inc.(1)	1,192	126,364
Lithia Motors, Inc., Class A	1,186	122,300
LKQ Corp.(1)	8,139	259,716
MEDNAX, Inc.(1)	1,768	120,843
Mercury Systems, Inc.(1)	2,339	78,871
Milacron Holdings Corp.(1)	3,666	60,636
Monotype Imaging Holdings, Inc.	1,072	23,477
MTS Systems Corp.	3,407	197,947
Multi-Color Corp.	3,631	280,313
National Retail Properties, Inc.	1,930	84,148
NVR, Inc.(1)	85	157,930
Parkway, Inc.(1)	2,848	60,634
PDC Energy, Inc.(1)	3,809	281,637
PDF Solutions, Inc.(1)	6,688	150,547
Performance Food Group Co.(1)	5,878	130,198
Pinnacle Foods, Inc.	5,437	289,194
Pinnacle West Capital Corp.	1,231	95,563
Planet Fitness, Inc., Class A	1,785	37,556
Popeyes Louisiana Kitchen, Inc.(1)	2,905	183,567
PS Business Parks, Inc.	1,700	190,468
RBC Bearings, Inc.(1)	722	66,879
RealPage, Inc.(1)	5,537	169,432
RLI Corp.	2,853	169,525
ServiceMaster Global Holdings, Inc.(1)	7,236	267,587
South State Corp.	1,052	94,049
Teleflex, Inc.	933	156,492
US Concrete, Inc.(1)	3,330	218,115
Veeco Instruments, Inc.(1)	5,578	143,634
VWR Corp.(1)	6,601	171,032
WageWorks, Inc.(1)	2,832	204,329
West Pharmaceutical Services, Inc.	1,986	168,075
Western Alliance Bancorp(1)	2,546	125,721

		$12,498,121

Total Common Stocks (identified cost $20,103,231)		$22,161,526

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	105,662	$105,672

Total Short-Term Investments (identified cost $105,672)		$105,672

Total Investments — 100.0% (identified cost $20,208,903)		$22,267,198

Other Assets, Less Liabilities — 0.0%(4)		$5,734

Net Assets — 100.0%		$22,272,932

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $693,604 or 3.1% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $233.

(4)	Amount is less than 0.05%.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.1%	$4,485,886
Financials	14.2	3,167,773
Information Technology	13.8	3,075,486
Real Estate	11.7	2,605,445
Consumer Discretionary	11.6	2,591,987
Health Care	10.1	2,244,386
Materials	6.6	1,462,371
Consumer Staples	4.9	1,098,409
Energy	4.8	1,056,999
Utilities	1.7	372,784
Short-Term Investments	0.5	105,672

Total Investments	100.0%	$22,267,198

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,443,339

Gross unrealized appreciation	$2,440,360
Gross unrealized depreciation	(616,501)

Net unrealized appreciation	$1,823,859

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$158,822	$3,398,403		$—	$3,557,225
Developed Europe	98,433	4,444,937		—	4,543,370
Developed Middle East	—	196,019		—	196,019
North America	13,864,912	—		—	13,864,912
Total Common Stocks	$14,122,167	$8,039,359	*	$—	$22,161,526
Short-Term Investments	$—	$105,672		$—	$105,672
Total Investments	$14,122,167	$8,145,031		$—	$22,267,198

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Global Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017